Leases - Summary of Future Minimum Payment Receivables (Detail) kr in Millions	Dec. 31, 2022 SEK (kr)
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Operating leases	kr 171
Future minimum, Financial leases	148
2023 [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Operating leases	77
Future minimum, Financial leases	67
2024 [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Operating leases	80
Future minimum, Financial leases	28
2025 [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Operating leases	14
Future minimum, Financial leases	20
2026 [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Operating leases	0
Future minimum, Financial leases	19
2027 [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Operating leases	0
Future minimum, Financial leases	11
2028 and later [member]
Disclosure of Financial Lease and Operating Lease by Lessor [Line Items]
Future minimum, Operating leases	0
Future minimum, Financial leases	kr 3